Segment Information, Reconciliation of Operating Margin to Net Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of operating margin to net income (loss) [Abstract]
Operating margin									$ 1,281.0	$ 1,136.5	$ 801.2
Depreciation and amortization expense		$ (166.7)	$ (164.9)	$ (119.6)					(677.1)	(351.0)	(271.9)
General and administrative expenses									(161.7)	(148.0)	(151.5)
Provisional goodwill impairment	$ (290.0)								(290.0)	0.0	0.0
Interest expense, net									(231.9)	(147.1)	(134.1)
Other, net									(32.1)	0.6	5.8
Income tax expense									(39.6)	(68.0)	(48.2)
Net income (loss)	$ (231.9)	$ 20.8	$ 23.8	$ 35.9	$ 92.5	$ 120.4	$ 103.2	$ 106.9	$ (151.4)	$ 423.0	$ 201.3